Schedule of Investments (unaudited)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)(b)	2,507	$411,549
Boeing Co. (The)	21,348	4,145,568
BWX Technologies Inc.	3,820	205,974
Curtiss-Wright Corp.	1,703	176,754
General Dynamics Corp.	9,391	1,377,472
HEICO Corp.	1,730	203,690
HEICO Corp., Class A	2,992	318,080
Hexcel Corp.	3,469	151,457
Howmet Aerospace Inc.	15,588	383,153
Huntington Ingalls Industries Inc.	1,660	261,168
L3Harris Technologies Inc.	8,457	1,450,460
Lockheed Martin Corp.	9,928	3,195,029
Mercury Systems Inc.(a)	2,241	159,246
Northrop Grumman Corp.	6,245	1,789,879
Raytheon Technologies Corp.	61,138	4,079,739
Teledyne Technologies Inc.(a)	1,483	529,446
Textron Inc.	9,237	418,067
TransDigm Group Inc.(a)	2,173	1,202,277
		20,459,008
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	5,440	465,446
Expeditors International of Washington Inc.	6,823	610,795
FedEx Corp.	9,725	2,288,682
United Parcel Service Inc., Class B	28,791	4,462,605
XPO Logistics Inc.(a)	3,706	409,179
		8,236,707
Airlines — 0.2%
Alaska Air Group Inc.	5,076	247,861
American Airlines Group Inc.	24,589	422,193
Delta Air Lines Inc.	25,855	981,456
JetBlue Airways Corp.(a)	12,444	178,447
Southwest Airlines Co.	23,906	1,050,430
United Airlines Holdings Inc.(a)	11,756	470,122
		3,350,509
Auto Components — 0.2%
Aptiv PLC	10,908	1,457,309
Autoliv Inc.	3,174	281,566
BorgWarner Inc.	9,798	411,418
Gentex Corp.	9,848	325,476
Lear Corp.	2,154	324,737
		2,800,506
Automobiles — 2.0%
Ford Motor Co.	157,981	1,663,540
General Motors Co.	50,608	2,564,813
Harley-Davidson Inc.	6,307	252,848
Tesla Inc.(a)(b)	30,528	24,224,884
Thor Industries Inc.	2,197	265,859
		28,971,944
Banks — 3.7%
Bank of America Corp.	306,460	9,086,539
Bank OZK	5,036	187,138
BOK Financial Corp.	1,270	93,802
Citigroup Inc.	83,778	4,858,286
Citizens Financial Group Inc.	17,120	623,853
Comerica Inc.	5,517	315,572
Commerce Bancshares Inc.	4,225	282,441
Cullen/Frost Bankers Inc.	2,306	212,705
Security	Shares	Value

Banks (continued)
East West Bancorp. Inc.	5,576	$334,226
Fifth Third Bancorp.	28,721	830,899
First Citizens BancShares Inc./NC, Class A	293	174,625
First Financial Bankshares Inc.	5,620	212,886
First Horizon Corp.	22,443	311,733
First Republic Bank/CA	6,978	1,011,740
FNB Corp.	13,254	130,684
Glacier Bancorp. Inc.	3,947	184,128
Home BancShares Inc./AR	6,227	132,012
Huntington Bancshares Inc./OH	40,461	535,097
JPMorgan Chase & Co.	122,709	15,788,967
KeyCorp.	38,979	657,186
M&T Bank Corp.	5,217	691,096
People’s United Financial Inc.	16,686	227,931
Pinnacle Financial Partners Inc.	2,966	203,260
PNC Financial Services Group Inc. (The)	17,031	2,444,289
Popular Inc.	3,250	184,438
Prosperity Bancshares Inc.	3,827	258,093
Regions Financial Corp.	39,036	664,002
Signature Bank/New York NY	2,178	359,784
SVB Financial Group(a)	2,100	919,338
Synovus Financial Corp.	5,907	219,740
TCF Financial Corp.	6,174	239,922
Truist Financial Corp.	54,386	2,609,440
U.S. Bancorp	55,321	2,370,505
UMB Financial Corp.	1,738	123,346
Umpqua Holdings Corp.	8,914	129,342
United Bankshares Inc./WV	5,143	162,827
Valley National Bancorp	15,869	162,023
Webster Financial Corp.	3,719	173,863
Wells Fargo & Co.	166,274	4,968,267
Western Alliance Bancorp	3,988	271,902
Wintrust Financial Corp.	2,331	140,303
Zions Bancorp NA	6,488	286,380
		53,774,610
Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	369	338,333
Brown-Forman Corp., Class B, NVS	7,370	528,208
Coca-Cola Co. (The)	155,836	7,503,503
Constellation Brands Inc., Class A	6,823	1,439,175
Keurig Dr Pepper Inc.	23,384	743,611
Molson Coors Beverage Co., Class B	7,586	380,514
Monster Beverage Corp.(a)	14,801	1,285,171
National Beverage Corp.	486	73,649
PepsiCo Inc.	55,632	7,597,662
		19,889,826
Biotechnology — 2.3%
AbbVie Inc.	71,141	7,290,530
ACADIA Pharmaceuticals Inc.(a)	4,559	219,060
Acceleron Pharma Inc.(a)	2,112	243,999
Agios Pharmaceuticals Inc.(a)	2,396	112,540
Alexion Pharmaceuticals Inc.(a)	8,791	1,347,924
Alkermes PLC(a)	6,176	129,634
Allogene Therapeutics Inc.(a)	2,546	88,346
Alnylam Pharmaceuticals Inc.(a)	4,700	707,256
Amgen Inc.	23,437	5,658,395
Biogen Inc.(a)	6,195	1,750,769
BioMarin Pharmaceutical Inc.(a)	7,288	603,301
Bluebird Bio Inc.(a)	2,587	115,251

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)	2,191	$211,979
Emergent BioSolutions Inc.(a)	1,823	194,788
Exact Sciences Corp.(a)	6,403	878,235
Exelixis Inc.(a)	12,529	278,269
FibroGen Inc.(a)(b)	3,303	159,139
Gilead Sciences Inc.	50,599	3,319,294
Incyte Corp.(a)	7,532	675,997
Ionis Pharmaceuticals Inc.(a)	5,660	339,996
Moderna Inc.(a)	12,088	2,093,158
Neurocrine Biosciences Inc.(a)	3,737	410,136
Novavax Inc.(a)(b)	2,283	504,406
Regeneron Pharmaceuticals Inc.(a)	4,217	2,124,693
Sarepta Therapeutics Inc.(a)(b)	3,180	284,292
Seagen Inc.(a)	5,079	834,327
Ultragenyx Pharmaceutical Inc.(a)	2,503	346,891
United Therapeutics Corp.(a)	1,778	291,272
Vertex Pharmaceuticals Inc.(a)	10,499	2,405,111
Vir Biotechnology Inc.(a)(b)	2,629	169,676
		33,788,664
Building Products — 0.5%
A O Smith Corp.	5,556	301,691
Allegion PLC	3,690	394,867
Armstrong World Industries Inc.	1,997	156,185
Carrier Global Corp.	32,816	1,263,416
Fortune Brands Home & Security Inc.	5,638	486,277
Johnson Controls International PLC	29,141	1,451,805
Lennox International Inc.	1,400	385,686
Masco Corp.	10,506	570,581
Owens Corning	4,318	335,077
Trane Technologies PLC	9,607	1,377,163
Trex Co. Inc.(a)	4,671	428,658
		7,151,406
Capital Markets — 2.8%
Affiliated Managers Group Inc.(b)	1,790	197,240
Ameriprise Financial Inc.	4,748	939,487
Apollo Global Management Inc.	8,452	388,285
Ares Management Corp., Class A	3,829	172,918
Bank of New York Mellon Corp. (The)	32,775	1,305,428
BlackRock Inc.(c)	5,701	3,997,883
Blackstone Group Inc. (The), Class A	27,004	1,814,399
Carlyle Group Inc. (The)	4,664	150,507
Cboe Global Markets Inc.	4,454	408,565
Charles Schwab Corp. (The)	60,048	3,094,874
CME Group Inc.	14,434	2,623,235
Eaton Vance Corp., NVS	4,562	306,293
FactSet Research Systems Inc.	1,531	462,883
Federated Hermes Inc.	3,974	107,298
Franklin Resources Inc.	10,806	284,090
Goldman Sachs Group Inc. (The)	13,881	3,764,111
Interactive Brokers Group Inc., Class A	3,271	200,152
Intercontinental Exchange Inc.	22,621	2,496,227
Invesco Ltd.	14,753	303,764
Janus Henderson Group PLC	5,877	180,777
KKR & Co. Inc.	22,660	882,607
Lazard Ltd., Class A	4,550	187,460
LPL Financial Holdings Inc.	3,127	338,779
MarketAxess Holdings Inc.	1,524	824,118
Moody’s Corp.	6,480	1,725,365
Morgan Stanley	57,643	3,864,963
Security	Shares	Value

Capital Markets (continued)
Morningstar Inc.	837	$192,418
MSCI Inc.	3,356	1,326,627
Nasdaq Inc.	4,648	628,735
Northern Trust Corp.	8,418	750,801
Raymond James Financial Inc.	4,856	485,260
S&P Global Inc.	9,679	3,068,243
SEI Investments Co.	4,920	260,022
State Street Corp.	14,116	988,120
Stifel Financial Corp.	4,085	211,685
T Rowe Price Group Inc.	9,156	1,432,731
Tradeweb Markets Inc., Class A	3,679	223,646
Virtu Financial Inc., Class A	3,000	83,310
		40,673,306
Chemicals — 1.7%
Air Products & Chemicals Inc.	8,891	2,371,763
Albemarle Corp.	4,308	700,739
Ashland Global Holdings Inc.	2,206	176,458
Axalta Coating Systems Ltd.(a)	8,381	226,203
Celanese Corp.	4,772	582,900
CF Industries Holdings Inc.	8,728	361,165
Chemours Co. (The)	6,729	177,242
Corteva Inc.	29,967	1,194,485
Dow Inc.	29,834	1,548,385
DuPont de Nemours Inc.(b)	29,532	2,346,317
Eastman Chemical Co.	5,461	537,089
Ecolab Inc.	9,998	2,044,691
Element Solutions Inc.	8,345	142,115
FMC Corp.	5,160	558,776
Huntsman Corp.	7,729	204,200
Ingevity Corp.(a)	1,743	114,498
International Flavors & Fragrances Inc.(b)	4,325	486,044
Linde PLC	21,127	5,184,566
LyondellBasell Industries NV, Class A	10,290	882,470
Mosaic Co. (The)	14,156	367,490
NewMarket Corp.	299	117,265
PPG Industries Inc.	9,502	1,280,014
RPM International Inc.	5,264	434,122
Scotts Miracle-Gro Co. (The)	1,621	358,906
Sherwin-Williams Co. (The)	3,305	2,286,399
Valvoline Inc.	7,483	177,646
Westlake Chemical Corp.	1,299	99,322
WR Grace & Co.	2,564	148,763
		25,110,033
Commercial Services & Supplies — 0.4%
ADT Inc.	6,657	60,113
Cimpress PLC(a)(b)	789	72,107
Cintas Corp.	3,521	1,120,100
Clean Harbors Inc.(a)	2,093	162,124
Copart Inc.(a)	8,294	910,266
IAA Inc.(a)	5,355	305,985
MSA Safety Inc.	1,492	232,931
Republic Services Inc.	8,439	763,898
Rollins Inc.	8,966	322,955
Stericycle Inc.(a)	3,744	245,157
Tetra Tech Inc.	2,207	268,305
Waste Management Inc.	15,608	1,737,483
		6,201,424
Communications Equipment — 0.8%
Arista Networks Inc.(a)	2,206	678,477

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	6,277	$335,129
Cisco Systems Inc.	170,102	7,583,147
EchoStar Corp., Class A(a)	1,860	38,948
F5 Networks Inc.(a)	2,479	485,760
Juniper Networks Inc.	13,544	330,745
Lumentum Holdings Inc.(a)	2,987	280,181
Motorola Solutions Inc.	6,850	1,147,718
Ubiquiti Inc.(b)	310	95,477
Viavi Solutions Inc.(a)	8,894	137,412
		11,112,994
Construction & Engineering — 0.1%
AECOM(a)	6,021	301,652
EMCOR Group Inc.	2,206	194,790
Jacobs Engineering Group Inc.	5,293	534,381
MasTec Inc.(a)(b)	2,203	169,962
Quanta Services Inc.	5,638	397,310
Valmont Industries Inc.	845	163,017
		1,761,112
Construction Materials — 0.1%
Eagle Materials Inc.	1,665	183,200
Martin Marietta Materials Inc.	2,522	724,848
Vulcan Materials Co.	5,371	801,031
		1,709,079
Consumer Finance — 0.6%
Ally Financial Inc.	14,867	562,567
American Express Co.	26,305	3,058,219
Capital One Financial Corp.	18,365	1,914,735
Credit Acceptance Corp.(a)(b)	496	191,342
Discover Financial Services	12,288	1,026,539
FirstCash Inc.	1,572	92,559
Green Dot Corp., Class A(a)	2,072	104,077
LendingTree Inc.(a)	430	139,974
OneMain Holdings Inc.	2,974	138,469
PROG Holdings Inc.	2,820	133,048
Santander Consumer USA Holdings Inc.	2,945	65,084
SLM Corp.	15,254	211,726
Synchrony Financial	21,847	735,152
		8,373,491
Containers & Packaging — 0.4%
Amcor PLC	62,903	688,159
AptarGroup Inc.	2,606	346,520
Avery Dennison Corp.	3,352	505,716
Ball Corp.	13,082	1,151,478
Berry Global Group Inc.(a)	5,354	264,327
Crown Holdings Inc.(a)	5,486	494,563
Graphic Packaging Holding Co.	10,812	169,316
International Paper Co.	15,718	790,773
Packaging Corp. of America	3,799	510,813
Sealed Air Corp.	6,168	260,721
Silgan Holdings Inc.	3,313	120,693
Sonoco Products Co.	3,940	228,165
Westrock Co.	10,430	432,115
		5,963,359
Distributors — 0.1%
Genuine Parts Co.	5,794	543,941
LKQ Corp.(a)	11,349	398,236
Pool Corp.	1,619	573,418
		1,515,595
Security	Shares	Value

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	2,462	$374,150
Chegg Inc.(a)	5,036	479,729
frontdoor Inc.(a)	3,406	187,466
Grand Canyon Education Inc.(a)	1,952	165,803
H&R Block Inc.	7,209	124,211
Service Corp. International	7,093	357,700
Terminix Global Holdings Inc.(a)	5,401	257,520
		1,946,579
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	78,346	17,852,703
Equitable Holdings Inc.	16,238	402,378
Jefferies Financial Group Inc.	8,627	201,440
Voya Financial Inc.	5,134	284,732
		18,741,253
Diversified Telecommunication Services — 1.3%
AT&T Inc.	286,740	8,209,366
Liberty Global PLC, Class A(a)	5,765	139,167
Liberty Global PLC, Class C, NVS(a)	14,446	349,015
Lumen Technologies Inc.	39,765	492,291
Verizon Communications Inc.	166,568	9,119,598
		18,309,437
Electric Utilities — 1.7%
ALLETE Inc.	2,095	131,650
Alliant Energy Corp.	10,147	493,652
American Electric Power Co. Inc.	20,004	1,618,524
Avangrid Inc.	2,215	102,488
Duke Energy Corp.	29,680	2,789,920
Edison International.	15,147	880,950
Entergy Corp.	8,056	767,978
Evergy Inc.	9,222	495,498
Eversource Energy	13,889	1,215,287
Exelon Corp.	39,414	1,638,046
FirstEnergy Corp.	21,867	672,629
Hawaiian Electric Industries Inc.	4,523	149,530
IDACORP Inc.	2,014	177,836
NextEra Energy Inc.	78,954	6,385,010
NRG Energy Inc.	9,829	407,019
OGE Energy Corp.	8,048	245,625
PG&E Corp.(a)	59,919	684,874
Pinnacle West Capital Corp.	4,517	339,904
PNM Resources Inc.	3,206	155,555
Portland General Electric Co.	3,558	150,468
PPL Corp.	31,138	861,588
Southern Co. (The)	42,623	2,511,347
Xcel Energy Inc.	21,241	1,359,212
		24,234,590
Electrical Equipment — 0.6%
Acuity Brands Inc.	1,467	176,392
AMETEK Inc.	9,227	1,045,050
Eaton Corp. PLC	16,019	1,885,436
Emerson Electric Co.	24,110	1,913,129
EnerSys	1,646	135,351
Generac Holdings Inc.(a)	2,559	630,589
Hubbell Inc.	2,144	333,606
nVent Electric PLC	6,885	154,086
Regal Beloit Corp.	1,658	208,046
Rockwell Automation Inc.	4,677	1,162,375
Sensata Technologies Holding PLC(a)	6,204	338,118
		7,982,178

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,075	$1,507,926
Arrow Electronics Inc.(a)	3,001	292,988
Avnet Inc.	3,778	133,401
CDW Corp./DE	5,749	756,913
Cognex Corp.	6,980	573,267
Coherent Inc.(a)	979	196,622
Corning Inc.	30,842	1,106,303
Dolby Laboratories Inc., Class A	2,585	227,558
FLIR Systems Inc.	5,173	269,255
IPG Photonics Corp.(a)	1,438	321,292
Itron Inc.(a)	1,645	141,503
Jabil Inc.	5,291	218,889
Keysight Technologies Inc.(a)	7,441	1,053,571
Littelfuse Inc.	987	240,206
National Instruments Corp.	5,327	220,538
SYNNEX Corp.	1,626	132,714
TE Connectivity Ltd.	13,256	1,596,022
Trimble Inc.(a)	10,151	669,052
Vontier Corp.(a)	6,826	221,367
Zebra Technologies Corp., Class A(a)	2,138	829,181
		10,708,568
Energy Equipment & Services — 0.2%
Baker Hughes Co.	27,607	554,625
Halliburton Co.	35,094	618,707
NOV Inc.	15,592	193,029
Schlumberger Ltd.	56,039	1,244,626
TechnipFMC PLC	16,935	181,035
		2,792,022
Entertainment — 2.1%
Activision Blizzard Inc.	31,151	2,834,741
Electronic Arts Inc.	11,687	1,673,578
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	934	33,858
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	8,267	332,581
Live Nation Entertainment Inc.(a)	5,791	384,812
Madison Square Garden Sports Corp.(a)	701	113,485
Netflix Inc.(a)	17,780	9,465,894
Playtika Holding Corp.(a)	2,803	81,679
Roku Inc.(a)	4,387	1,706,675
Take-Two Interactive Software Inc.(a)	4,635	929,086
Walt Disney Co. (The)(a)	72,845	12,250,344
Warner Music Group Corp., Class A	3,591	126,008
World Wrestling Entertainment Inc., Class A	1,930	108,717
Zynga Inc., Class A(a)	40,537	401,722
		30,443,180
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	4,984	832,876
American Campus Communities Inc.	5,582	229,755
American Homes 4 Rent, Class A	10,876	328,782
American Tower Corp.	17,901	4,069,971
Americold Realty Trust	8,143	284,272
Apartment Income REIT Corp.(a)	5,954	230,837
Apartment Investment & Management Co., Class A	5,954	27,329
AvalonBay Communities Inc.	5,591	915,079
Boston Properties Inc.	5,662	516,771
Brixmor Property Group Inc.	12,038	203,803
Camden Property Trust	3,902	398,589
CoreSite Realty Corp.	1,737	233,522
Corporate Office Properties Trust	4,332	113,802
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties Inc.	5,996	$189,114
Crown Castle International Corp.	17,362	2,765,072
CubeSmart	7,997	278,615
CyrusOne Inc.	4,728	344,908
Digital Realty Trust Inc.	11,276	1,623,180
Douglas Emmett Inc.	6,737	186,682
Duke Realty Corp.	15,008	593,717
EastGroup Properties Inc.	1,581	213,656
Equinix Inc.	3,588	2,654,977
Equity Commonwealth	5,003	142,636
Equity LifeStyle Properties Inc.	6,866	417,727
Equity Residential	13,879	855,502
Essex Property Trust Inc.	2,621	628,018
Extra Space Storage Inc.	5,135	584,312
Federal Realty Investment Trust	2,825	247,357
First Industrial Realty Trust Inc.	5,082	206,532
Gaming and Leisure Properties Inc.	8,541	351,291
Healthcare Realty Trust Inc.	5,565	167,006
Healthcare Trust of America Inc., Class A(b)	8,885	251,001
Healthpeak Properties Inc.	21,893	649,127
Highwoods Properties Inc.	4,111	154,121
Host Hotels & Resorts Inc.	28,067	380,308
Hudson Pacific Properties Inc.	6,376	149,453
Invitation Homes Inc.	22,722	669,845
Iron Mountain Inc.	11,458	385,791
JBG SMITH Properties	4,367	130,399
Kilroy Realty Corp.	4,306	243,849
Kimco Realty Corp.	17,390	287,109
Lamar Advertising Co., Class A	3,542	286,123
Lexington Realty Trust	11,233	115,138
Life Storage Inc.	2,776	226,507
Medical Properties Trust Inc.	22,835	482,047
Mid-America Apartment Communities Inc.	4,654	617,819
National Health Investors Inc.	1,768	114,637
National Retail Properties Inc.	6,949	271,011
Omega Healthcare Investors Inc.	9,002	326,052
Physicians Realty Trust	8,267	145,747
PotlatchDeltic Corp.	2,831	135,209
Prologis Inc.	29,784	3,073,709
PS Business Parks Inc.	815	110,938
Public Storage	6,099	1,388,254
Rayonier Inc.	5,700	175,275
Realty Income Corp.	14,131	834,577
Regency Centers Corp.	6,396	301,763
Rexford Industrial Realty Inc.	4,992	244,308
Sabra Health Care REIT Inc.	8,531	143,236
SBA Communications Corp.	4,471	1,201,224
Simon Property Group Inc.	13,201	1,226,769
SL Green Realty Corp.	2,936	198,121
Spirit Realty Capital Inc.	4,600	177,376
STORE Capital Corp.	9,515	295,155
Sun Communities Inc.	4,330	619,753
UDR Inc.	11,856	455,863
Ventas Inc.	15,088	695,104
VEREIT Inc.	8,760	308,615
VICI Properties Inc.	21,630	546,806
Vornado Realty Trust.	6,413	254,981
Welltower Inc.	16,749	1,014,989
Weyerhaeuser Co.	29,948	934,078

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	7,011	$465,530
		41,523,407
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	1,902	33,038
BJ’s Wholesale Club Holdings Inc.(a)	5,591	235,213
Casey’s General Stores Inc.	1,508	282,720
Costco Wholesale Corp.	17,757	6,258,100
Kroger Co. (The)	31,068	1,071,846
Performance Food Group Co.(a)	5,309	248,886
Sprouts Farmers Market Inc.(a)	4,919	111,415
Sysco Corp.	20,401	1,458,876
U.S. Foods Holding Corp.(a)	8,954	277,484
Walgreens Boots Alliance Inc.	28,808	1,447,602
Walmart Inc.	55,811	7,840,887
		19,266,067
Food Products — 1.0%
Archer-Daniels-Midland Co.	22,497	1,125,075
Beyond Meat Inc.(a)	1,997	355,626
Bunge Ltd.	5,638	368,951
Campbell Soup Co.	8,208	394,887
Conagra Brands Inc.	19,787	684,630
Darling Ingredients Inc.(a)	6,407	397,298
Flowers Foods Inc.	8,165	187,468
General Mills Inc.	24,653	1,432,339
Hain Celestial Group Inc. (The)(a)	3,411	141,846
Hershey Co. (The)	5,940	863,914
Hormel Foods Corp.	11,205	525,066
Ingredion Inc.	2,696	203,467
JM Smucker Co. (The)	4,575	532,576
Kellogg Co.	10,315	607,966
Kraft Heinz Co. (The)	26,263	880,073
Lamb Weston Holdings Inc.	5,773	431,243
Lancaster Colony Corp.	752	131,284
McCormick & Co. Inc./MD, NVS	10,051	899,967
Mondelez International Inc., Class A	57,646	3,195,894
Pilgrim’s Pride Corp.(a)	2,087	40,446
Post Holdings Inc.(a)	2,516	238,643
Seaboard Corp.	10	31,462
TreeHouse Foods Inc.(a)	2,210	93,328
Tyson Foods Inc., Class A	11,934	767,476
		14,530,925
Gas Utilities — 0.1%
Atmos Energy Corp.	4,995	444,555
National Fuel Gas Co.	3,565	143,527
New Jersey Resources Corp.	3,998	139,970
ONE Gas Inc.	2,106	154,012
Southwest Gas Holdings Inc.	2,217	132,931
Spire Inc.	2,074	126,908
UGI Corp.	8,472	304,907
		1,446,810
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	71,371	8,820,742
ABIOMED Inc.(a)	1,810	630,333
Align Technology Inc.(a)	2,883	1,514,671
Baxter International Inc.	20,565	1,580,009
Becton Dickinson and Co.	11,694	3,061,372
Boston Scientific Corp.(a)	57,738	2,046,235
Cooper Companies Inc. (The)	1,986	722,983
Danaher Corp.	25,450	6,053,028
Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	8,802	$470,819
DexCom Inc.(a)	3,842	1,440,174
Edwards Lifesciences Corp.(a)	25,092	2,072,097
Globus Medical Inc., Class A(a)	2,910	179,518
Haemonetics Corp.(a)	2,018	230,637
Hill-Rom Holdings Inc.	2,705	259,788
Hologic Inc.(a)	10,306	821,697
ICU Medical Inc.(a)	781	159,699
IDEXX Laboratories Inc.(a)	3,413	1,633,735
Insulet Corp.(a)	2,666	712,302
Integra LifeSciences Holdings Corp.(a)	2,857	188,676
Intuitive Surgical Inc.(a)	4,719	3,528,113
Masimo Corp.(a)	2,036	521,053
Medtronic PLC.	54,185	6,032,416
Neogen Corp.(a)	2,068	167,239
Novocure Ltd.(a)	3,401	547,425
NuVasive Inc.(a)	2,037	109,468
Penumbra Inc.(a)	1,372	358,215
Quidel Corp.(a)	1,547	388,251
ResMed Inc.	5,854	1,179,991
STERIS PLC	3,431	641,974
Stryker Corp.	13,185	2,914,017
Tandem Diabetes Care Inc.(a)	2,469	228,753
Teleflex Inc.	1,864	703,902
Varian Medical Systems Inc.(a)	3,631	637,495
West Pharmaceutical Services Inc.	2,969	889,186
Zimmer Biomet Holdings Inc.	8,331	1,280,225
		52,726,238
Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	2,914	147,448
Acadia Healthcare Co. Inc.(a)	3,615	183,208
Amedisys Inc.(a)	1,306	375,227
AmerisourceBergen Corp.	5,955	620,511
Anthem Inc.	10,011	2,973,067
Cardinal Health Inc.	11,832	635,733
Centene Corp.(a)	23,237	1,401,191
Chemed Corp.	654	338,707
Cigna Corp.	14,543	3,156,558
Covetrus Inc.(a)	3,822	130,215
CVS Health Corp.	52,816	3,784,266
DaVita Inc.(a)	3,051	358,096
Encompass Health Corp.	4,057	326,183
Guardant Health Inc.(a)	3,424	532,432
HCA Healthcare Inc.	10,670	1,733,662
HealthEquity Inc.(a)	3,099	258,921
Henry Schein Inc.(a)	5,720	376,662
Humana Inc.	5,325	2,040,061
Laboratory Corp. of America Holdings(a)	3,892	890,918
LHC Group Inc.(a)	1,280	255,002
McKesson Corp.	6,457	1,126,553
Molina Healthcare Inc.(a)	2,404	513,518
Oak Street Health Inc.(a)	678	35,168
Premier Inc., Class A	2,955	100,086
Quest Diagnostics Inc.	5,440	702,576
Tenet Healthcare Corp.(a)	4,193	198,203
UnitedHealth Group Inc.	38,198	12,742,089
Universal Health Services Inc., Class B	3,149	392,617
		36,328,878

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.3%
Cerner Corp.	12,380	$991,762
Teladoc Health Inc.(a)(b)	4,960	1,308,597
Veeva Systems Inc., Class A(a)	5,440	1,503,833
		3,804,192
Hotels, Restaurants & Leisure — 1.6%
Airbnb Inc., Class A(a)	2,072	380,481
Aramark	10,232	350,855
Boyd Gaming Corp.	3,206	144,783
Carnival Corp.	29,939	558,961
Chipotle Mexican Grill Inc.(a)	1,125	1,665,000
Choice Hotels International Inc.	1,124	113,119
Churchill Downs Inc.	1,408	263,930
Cracker Barrel Old Country Store Inc.	955	129,221
Darden Restaurants Inc.	5,188	606,425
Domino’s Pizza Inc.	1,573	583,206
DraftKings Inc., Class A(a)	12,772	691,093
Hilton Worldwide Holdings Inc.	11,237	1,139,320
Hyatt Hotels Corp., Class A	1,393	91,464
Las Vegas Sands Corp.	13,312	640,174
Marriott International Inc./MD, Class A	10,672	1,241,260
Marriott Vacations Worldwide Corp.	1,662	204,027
McDonald’s Corp.	29,995	6,234,161
MGM Resorts International	16,597	474,010
Norwegian Cruise Line Holdings Ltd.(a)(b)	12,751	288,810
Planet Fitness Inc., Class A(a)	3,131	225,432
Royal Caribbean Cruises Ltd.	7,495	487,175
Starbucks Corp.	47,180	4,567,496
Texas Roadhouse Inc.	2,617	199,442
Vail Resorts Inc.	1,637	435,377
Wendy’s Co. (The)	7,465	152,286
Wyndham Hotels & Resorts Inc.	3,696	214,996
Wynn Resorts Ltd.	3,891	387,271
Yum! Brands Inc.	12,158	1,233,916
		23,703,691
Household Durables — 0.4%
DR Horton Inc.	13,366	1,026,509
Garmin Ltd.	6,048	694,673
Helen of Troy Ltd.(a)(b)	1,042	254,508
Leggett & Platt Inc.	5,457	223,737
Lennar Corp., Class A	11,085	921,718
Lennar Corp., Class B	658	44,046
Mohawk Industries Inc.(a)	2,396	344,066
Newell Brands Inc.	14,952	359,147
NVR Inc.(a)	139	618,061
PulteGroup Inc.	10,869	472,801
Tempur Sealy International Inc.(a)	7,769	205,102
Toll Brothers Inc.	4,740	242,214
Whirlpool Corp.	2,508	464,206
		5,870,788
Household Products — 1.3%
Church & Dwight Co. Inc.	10,019	845,904
Clorox Co. (The)	5,090	1,066,151
Colgate-Palmolive Co.	34,584	2,697,552
Energizer Holdings Inc.	2,363	103,594
Kimberly-Clark Corp.	13,766	1,818,489
Procter & Gamble Co. (The)	99,820	12,797,922
Reynolds Consumer Products Inc.	2,396	71,880
		19,401,492

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,476	$645,749
Vistra Corp.	19,811	395,626
		1,041,375
Industrial Conglomerates — 1.1%
3M Co.	23,246	4,083,392
Carlisle Companies Inc.	2,170	314,498
General Electric Co.	353,259	3,772,806
Honeywell International Inc.	28,253	5,519,789
Roper Technologies Inc.	4,219	1,657,687
		15,348,172
Insurance — 1.9%
Aflac Inc.	26,238	1,185,433
Alleghany Corp.	574	325,372
Allstate Corp. (The)	12,242	1,312,097
American Financial Group Inc./OH	2,829	266,322
American International Group Inc.	34,857	1,305,046
Aon PLC, Class A	9,204	1,869,332
Arch Capital Group Ltd.(a)	16,155	507,428
Arthur J Gallagher & Co.	7,713	890,157
Assurant Inc.	2,379	322,283
Athene Holding Ltd., Class A(a)	5,120	209,357
Axis Capital Holdings Ltd.	3,323	152,526
Brighthouse Financial Inc.(a)	3,813	134,828
Brown & Brown Inc.	9,563	412,070
Chubb Ltd.	18,192	2,650,029
Cincinnati Financial Corp.	6,013	505,633
CNA Financial Corp.	1,076	41,340
Enstar Group Ltd.(a)	515	103,108
Erie Indemnity Co., Class A, NVS	1,009	245,288
Everest Re Group Ltd.	1,601	337,939
Fidelity National Financial Inc.	11,904	432,115
First American Financial Corp.	4,450	232,690
Globe Life Inc.	3,846	347,640
Hanover Insurance Group Inc. (The)	1,475	165,893
Hartford Financial Services Group Inc. (The)	14,280	685,726
Kemper Corp.	2,395	168,488
Lincoln National Corp.	7,363	334,943
Loews Corp.	9,484	429,530
Markel Corp.(a)	562	544,848
Marsh & McLennan Companies Inc.	20,422	2,244,582
Mercury General Corp.	1,074	56,933
MetLife Inc.	30,971	1,491,254
Old Republic International Corp.	11,073	200,421
Primerica Inc.	1,602	223,175
Principal Financial Group Inc.	10,199	502,505
Progressive Corp. (The)	23,595	2,057,248
Prudential Financial Inc.	15,870	1,242,304
Reinsurance Group of America Inc.	2,757	289,623
RenaissanceRe Holdings Ltd.	2,091	314,570
RLI Corp.	1,650	159,687
Selective Insurance Group Inc.	2,401	156,017
Travelers Companies Inc. (The)	10,167	1,385,762
Unum Group.	8,302	192,855
White Mountains Insurance Group Ltd.	116	118,320
Willis Towers Watson PLC.	5,196	1,054,476
WR Berkley Corp.	5,697	354,012
		28,161,205
Interactive Media & Services — 5.3%
Alphabet Inc., Class A(a)	12,102	22,114,711

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	11,686	$21,452,458
ANGI Homeservices Inc., Class A(a)(b)	3,001	41,954
Cargurus Inc.(a)	3,468	101,439
Facebook Inc., Class A(a)	96,774	24,999,627
IAC/InterActiveCorp.(a)	3,221	676,249
Match Group Inc.(a)	10,443	1,460,558
Pinterest Inc., Class A(a)	20,567	1,409,045
Snap Inc., Class A, NVS(a)(b)	36,781	1,947,186
TripAdvisor Inc.(a)	3,592	111,244
Twitter Inc.(a)	31,911	1,612,463
Zillow Group Inc., Class A(a)	1,400	194,208
Zillow Group Inc., Class C, NVS(a)	5,943	775,324
ZoomInfo Technologies Inc., Class A(a)	3,292	158,049
		77,054,515
Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	17,171	55,053,660
Booking Holdings Inc.(a)	1,649	3,206,200
Chewy Inc., Class A(a)	2,893	294,565
DoorDash Inc., Class A(a)	1,381	266,906
eBay Inc.	26,361	1,489,660
Etsy Inc.(a)	5,074	1,010,183
Expedia Group Inc.	5,508	683,543
Grubhub Inc.(a)	3,809	286,704
Qurate Retail Inc., Series A	16,118	203,087
Wayfair Inc., Class A(a)(b)	2,929	797,625
		63,292,133
IT Services — 5.4%
Accenture PLC, Class A	25,507	6,170,653
Affirm Holdings Inc.(a)	976	97,200
Akamai Technologies Inc.(a)	6,542	726,358
Amdocs Ltd.	5,285	373,227
Automatic Data Processing Inc.	17,250	2,848,320
Black Knight Inc.(a)	6,367	520,120
Booz Allen Hamilton Holding Corp.	5,577	474,993
Broadridge Financial Solutions Inc.	4,628	653,983
CACI International Inc., Class A(a)	1,003	241,944
Cognizant Technology Solutions Corp., Class A	21,524	1,677,796
Concentrix Corp.(a)	1,626	173,852
DXC Technology Co.	10,453	294,775
EPAM Systems Inc.(a)	2,268	781,167
Euronet Worldwide Inc.(a)	2,074	259,167
Fastly Inc., Class A(a)	3,380	369,603
Fidelity National Information Services Inc.	25,006	3,087,241
Fiserv Inc.(a)	23,148	2,377,068
FleetCor Technologies Inc.(a)	3,358	815,155
Gartner Inc.(a)	3,564	541,407
Genpact Ltd.	7,189	275,195
Global Payments Inc.	12,056	2,128,125
GoDaddy Inc., Class A(a)	6,722	528,215
International Business Machines Corp.	35,939	4,280,694
Jack Henry & Associates Inc.	3,089	447,256
KBR Inc.	5,543	161,024
Leidos Holdings Inc.	5,359	568,376
LiveRamp Holdings Inc.(a)	2,748	208,051
Mastercard Inc., Class A	35,417	11,202,043
MAXIMUS Inc.	2,545	191,028
MongoDB Inc.(a)	2,052	758,440
Okta Inc.(a)	4,881	1,264,228
Paychex Inc.	12,954	1,131,143
Security	Shares	Value

IT Services (continued)
PayPal Holdings Inc.(a)	47,169	$11,052,168
Perspecta Inc.	5,649	163,539
Science Applications International Corp.	2,360	226,631
Snowflake Inc., Class A(a)	1,305	355,547
Square Inc., Class A(a)	15,451	3,336,798
Twilio Inc., Class A(a)	5,645	2,028,982
VeriSign Inc.(a)	4,072	790,253
Visa Inc., Class A	68,262	13,191,631
Western Union Co. (The)	16,653	370,862
WEX Inc.(a)	1,773	334,388
		77,478,646
Leisure Products — 0.2%
Brunswick Corp./DE	3,113	269,150
Hasbro Inc.	5,105	478,951
Mattel Inc.(a)	14,040	254,405
Peloton Interactive Inc., Class A(a)	10,285	1,502,947
Polaris Inc.	2,341	273,124
		2,778,577
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	2,743	469,464
Agilent Technologies Inc.	12,285	1,476,289
Avantor Inc.(a)	20,794	613,215
Berkeley Lights Inc.(a)	337	24,264
Bio-Rad Laboratories Inc., Class A(a)	868	498,032
Bio-Techne Corp.	1,557	505,885
Bruker Corp.	4,023	232,892
Charles River Laboratories International Inc.(a)	1,984	513,955
Illumina Inc.(a)	5,870	2,503,203
IQVIA Holdings Inc.(a)	7,668	1,363,370
Mettler-Toledo International Inc.(a)	961	1,122,544
PerkinElmer Inc.	4,517	664,315
PPD Inc.(a)	4,474	143,884
PRA Health Sciences Inc.(a)	2,547	313,892
Repligen Corp.(a)	1,977	395,400
Syneos Health Inc.(a)	3,011	223,868
Thermo Fisher Scientific Inc.	15,948	8,128,696
Waters Corp.(a)	2,520	666,968
		19,860,136
Machinery — 1.7%
AGCO Corp.	2,548	282,573
Allison Transmission Holdings Inc.	4,406	179,324
Caterpillar Inc.	21,856	3,996,151
Colfax Corp.(a)(b)	4,078	151,375
Crane Co.	2,034	153,933
Cummins Inc.	5,937	1,391,752
Deere & Co.	12,619	3,644,367
Donaldson Co. Inc.	5,138	305,403
Dover Corp.	5,796	675,176
Flowserve Corp.	5,367	190,851
Fortive Corp.	13,662	902,785
Gates Industrial Corp. PLC(a)	1,841	25,995
Graco Inc.	6,814	469,757
IDEX Corp.	3,063	570,300
Illinois Tool Works Inc.	11,614	2,255,555
Ingersoll Rand Inc.(a)	15,047	629,566
ITT Inc.	3,480	259,991
Lincoln Electric Holdings Inc.	2,349	268,961
Middleby Corp. (The)(a)	2,251	305,506
Navistar International Corp.(a)	2,019	88,836

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nikola Corp.(a)	5,566	$128,519
Nordson Corp.	2,187	391,451
Oshkosh Corp.	2,705	247,751
Otis Worldwide Corp.	16,403	1,060,454
PACCAR Inc.	13,943	1,271,880
Parker-Hannifin Corp.	5,161	1,365,652
Pentair PLC	6,807	370,709
Snap-on Inc.	2,226	400,658
Stanley Black & Decker Inc.	6,472	1,122,827
Timken Co. (The)	2,669	201,937
Toro Co. (The)	4,278	403,202
Westinghouse Air Brake Technologies Corp.	7,172	532,234
Woodward Inc.	2,293	256,701
Xylem Inc./NY	7,264	701,630
		25,203,762
Marine — 0.0%
Kirby Corp.(a)	2,424	123,042

Media — 1.4%
Altice USA Inc., Class A(a)	9,806	348,799
Cable One Inc.	218	436,000
Charter Communications Inc., Class A(a)	5,874	3,568,807
Comcast Corp., Class A	183,764	9,109,181
Discovery Inc., Class A(a)(b)	6,252	258,958
Discovery Inc., Class C, NVS(a)	12,256	429,328
DISH Network Corp., Class A(a)	9,997	290,113
Fox Corp., Class A, NVS	13,774	429,473
Fox Corp., Class B(a)	6,531	195,211
Interpublic Group of Companies Inc. (The)	15,526	373,711
Liberty Broadband Corp., Class A(a)	934	135,589
Liberty Broadband Corp., Class C, NVS(a)	8,552	1,249,020
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,376	136,458
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,060	286,354
New York Times Co. (The), Class A	5,735	284,399
News Corp., Class A, NVS	15,659	303,785
News Corp., Class B	4,720	89,114
Nexstar Media Group Inc., Class A	1,820	206,879
Omnicom Group Inc.	8,660	540,211
Sirius XM Holdings Inc.(b)	49,254	308,330
TEGNA Inc.	8,576	137,473
ViacomCBS Inc., Class B, NVS.	22,850	1,108,225
		20,225,418
Metals & Mining — 0.4%
Alcoa Corp.(a)	7,409	133,362
Commercial Metals Co.	4,666	91,874
Freeport-McMoRan Inc.	58,673	1,578,891
Newmont Corp.	32,410	1,931,636
Nucor Corp.	12,058	587,586
Reliance Steel & Aluminum Co.	2,579	299,370
Royal Gold Inc.	2,684	286,866
Steel Dynamics Inc.	8,100	277,587
		5,187,172
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	21,991	343,060
Annaly Capital Management Inc.	57,332	465,536
Blackstone Mortgage Trust Inc., Class A	6,022	160,546
New Residential Investment Corp.	17,244	161,921
Starwood Property Trust Inc.	11,476	215,290
		1,346,353
Security	Shares	Value

Multi-Utilities — 0.7%
Ameren Corp.	9,995	$726,836
Avista Corp.	2,705	101,383
Black Hills Corp.	2,473	146,204
CenterPoint Energy Inc.	22,160	467,354
CMS Energy Corp.	11,532	655,940
Consolidated Edison Inc.	13,774	974,924
Dominion Energy Inc.	32,841	2,393,781
DTE Energy Co.	7,778	923,404
MDU Resources Group Inc.	8,243	216,709
NiSource Inc.	15,567	344,809
NorthWestern Corp.	2,118	115,368
Public Service Enterprise Group Inc.	20,475	1,155,404
Sempra Energy	11,615	1,437,472
WEC Energy Group Inc.	12,742	1,132,764
		10,792,352
Multiline Retail — 0.5%
Dollar General Corp.	9,863	1,919,438
Dollar Tree Inc.(a)(b)	9,469	962,619
Kohl’s Corp.	6,399	281,940
Ollie’s Bargain Outlet Holdings Inc.(a)	2,239	212,101
Target Corp.	20,201	3,659,815
		7,035,913
Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.	15,145	216,271
Cabot Oil & Gas Corp.	15,831	290,182
Cheniere Energy Inc.(a)	9,208	583,143
Chevron Corp.	77,599	6,611,435
Cimarex Energy Co.	4,093	172,643
ConocoPhillips	54,599	2,185,598
Continental Resources Inc./OK	2,478	48,792
Devon Energy Corp.	23,641	389,131
Diamondback Energy Inc.	6,210	352,045
EOG Resources Inc.	23,534	1,199,293
EQT Corp.	11,133	181,579
Equitrans Midstream Corp.	16,534	109,951
Exxon Mobil Corp.	170,317	7,637,014
Hess Corp.	11,080	598,098
HollyFrontier Corp.	6,128	174,403
Kinder Morgan Inc./DE	78,082	1,099,394
Marathon Oil Corp.	32,129	232,614
Marathon Petroleum Corp.	26,268	1,133,727
Occidental Petroleum Corp.	33,930	680,636
ONEOK Inc.	17,893	712,678
Ovintiv Inc.	10,512	165,669
Phillips 66	17,537	1,189,008
Pioneer Natural Resources Co.	8,100	979,290
Targa Resources Corp.	9,476	259,358
Valero Energy Corp.	16,389	924,831
Williams Companies Inc. (The)	48,712	1,034,156
		29,160,939
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,554	173,098
Personal Products — 0.2%
Coty Inc., Class A	12,076	76,924
Estee Lauder Companies Inc. (The), Class A	9,081	2,149,019
Herbalife Nutrition Ltd.(a)	3,971	202,362
		2,428,305

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	90,960	$5,587,673
Catalent Inc.(a)	6,599	759,215
Elanco Animal Health Inc.(a)	19,109	554,734
Eli Lilly & Co.	31,954	6,645,473
Horizon Therapeutics PLC(a)	8,886	644,057
Jazz Pharmaceuticals PLC(a)	2,200	342,100
Johnson & Johnson	105,977	17,288,028
Merck & Co. Inc.	101,956	7,857,749
Nektar Therapeutics(a)	7,362	145,032
Perrigo Co. PLC	5,508	235,192
Pfizer Inc.	224,002	8,041,672
Royalty Pharma PLC, Class A	3,138	147,517
Viatris Inc.(a)	48,673	826,954
Zoetis Inc.	19,168	2,956,664
		52,032,060
Professional Services — 0.5%
ASGN Inc.(a)(b)	2,087	173,033
CoreLogic Inc.	3,159	237,841
CoStar Group Inc.(a)	1,587	1,427,840
Dun & Bradstreet Holdings Inc.(a)	5,451	128,916
Equifax Inc.	4,865	861,640
FTI Consulting Inc.(a)	1,511	166,165
IHS Markit Ltd.	14,957	1,302,456
Insperity Inc.	1,438	112,869
ManpowerGroup Inc.	2,283	201,909
Nielsen Holdings PLC	14,692	328,072
Robert Half International Inc.	4,568	308,340
TransUnion	7,653	666,117
TriNet Group Inc.(a)	1,712	126,876
Verisk Analytics Inc.	6,557	1,203,209
		7,245,283
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,407	817,559
Howard Hughes Corp. (The)(a)	1,752	150,970
Jones Lang LaSalle Inc.(a)	2,087	305,140
		1,273,669
Road & Rail — 1.1%
AMERCO	372	172,028
CSX Corp.	30,817	2,642,712
JB Hunt Transport Services Inc.	3,323	447,475
Kansas City Southern	3,793	768,727
Knight-Swift Transportation Holdings Inc.	5,093	203,720
Landstar System Inc.	1,521	212,027
Lyft Inc., Class A(a)	9,834	437,220
Norfolk Southern Corp.	10,216	2,417,310
Old Dominion Freight Line Inc.	3,868	750,392
Uber Technologies Inc.(a)	56,094	2,856,868
Union Pacific Corp.	27,128	5,356,966
		16,265,445
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)	48,418	4,146,518
Analog Devices Inc.	14,849	2,187,703
Applied Materials Inc.	36,797	3,557,534
Broadcom Inc.	16,285	7,336,393
Cirrus Logic Inc.(a)	2,300	215,487
Cree Inc.(a)	4,439	448,694
Enphase Energy Inc.(a)(b)	5,110	931,809
Entegris Inc.	5,379	529,240
First Solar Inc.(a)	3,460	343,059
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Inphi Corp.(a)	2,105	$354,924
Intel Corp.	164,971	9,157,540
KLA Corp.	6,248	1,749,877
Lam Research Corp.	5,798	2,805,942
Marvell Technology Group Ltd.	26,909	1,384,737
Maxim Integrated Products Inc.	10,756	943,409
Microchip Technology Inc.	10,482	1,426,705
Micron Technology Inc.(a)	44,777	3,504,696
MKS Instruments Inc.	2,239	353,919
Monolithic Power Systems Inc.	1,712	608,257
NVIDIA Corp.	24,920	12,948,183
NXP Semiconductors NV	11,245	1,804,485
ON Semiconductor Corp.(a)	16,741	577,397
Power Integrations Inc.	2,423	195,173
Qorvo Inc.(a)	4,630	791,174
QUALCOMM Inc.	45,480	7,107,614
Semtech Corp.(a)	2,581	183,122
Silicon Laboratories Inc.(a)	1,744	228,760
Skyworks Solutions Inc.	6,689	1,132,113
SolarEdge Technologies Inc.(a)	2,034	586,463
Teradyne Inc.	6,639	753,394
Texas Instruments Inc.	36,876	6,109,984
Universal Display Corp.	1,731	399,549
Xilinx Inc.	9,891	1,291,468
		76,095,322
Software — 9.6%
ACI Worldwide Inc.(a)	4,673	179,396
Adobe Inc.(a)	19,304	8,856,096
Alteryx Inc., Class A(a)	2,168	273,276
Anaplan Inc.(a)	5,575	371,852
ANSYS Inc.(a)	3,465	1,227,892
Aspen Technology Inc.(a)	2,748	367,957
Autodesk Inc.(a)	8,835	2,451,094
Avalara Inc.(a)	3,383	507,450
Bill.Com Holdings Inc.(a)	2,393	291,659
Blackbaud Inc.	2,070	137,634
Cadence Design Systems Inc.(a)	11,240	1,465,584
CDK Global Inc.	5,020	250,498
Ceridian HCM Holding Inc.(a)	5,262	488,892
Citrix Systems Inc.	5,007	667,483
Cloudflare Inc., Class A(a)	7,063	541,450
Coupa Software Inc.(a)	2,772	858,960
Crowdstrike Holdings Inc., Class A(a)	7,581	1,635,980
Datadog Inc., Class A(a)	7,788	800,217
DocuSign Inc.(a)	7,509	1,748,771
Dropbox Inc., Class A(a)	11,890	269,071
Dynatrace Inc.(a)	7,411	307,631
Elastic NV(a)	2,420	367,743
Fair Isaac Corp.(a)	1,160	522,128
FireEye Inc.(a)	9,083	190,743
Five9 Inc.(a)	2,651	440,729
Fortinet Inc.(a)	5,461	790,480
Guidewire Software Inc.(a)	3,398	389,886
HubSpot Inc.(a)	1,738	646,884
Intuit Inc.	10,562	3,815,311
j2 Global Inc.(a)	1,716	176,130
Manhattan Associates Inc.(a)	2,548	288,510
Microsoft Corp.	304,358	70,598,882
nCino Inc.(a)	587	42,088
New Relic Inc.(a)	2,097	157,652

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	23,957	$504,774
Nuance Communications Inc.(a)(b)	11,377	518,109
Nutanix Inc., Class A(a)	7,476	228,167
Oracle Corp.	76,360	4,614,435
Palo Alto Networks Inc.(a)	3,831	1,343,723
Paycom Software Inc.(a)	1,979	751,505
Paylocity Holding Corp.(a)	1,511	283,252
Pegasystems Inc.	1,596	203,410
Pluralsight Inc., Class A(a)	4,075	84,760
Proofpoint Inc.(a)	2,274	293,528
PTC Inc.(a)	4,258	565,931
RealPage Inc.(a)	3,666	317,366
RingCentral Inc., Class A(a)	3,192	1,190,361
salesforce.com Inc.(a)	36,834	8,308,277
ServiceNow Inc.(a)	7,852	4,264,892
Slack Technologies Inc., Class A(a)	19,748	832,773
Smartsheet Inc., Class A(a)	4,547	317,108
SolarWinds Corp.(a)	2,641	44,395
Splunk Inc.(a)	6,457	1,065,599
SS&C Technologies Holdings Inc.	8,986	565,040
Synopsys Inc.(a)	6,137	1,567,697
Trade Desk Inc. (The), Class A(a)	1,684	1,289,927
Tyler Technologies Inc.(a)(b)	1,619	684,497
Verint Systems Inc.(a)	2,529	186,716
VMware Inc., Class A(a)(b)	3,280	452,148
Workday Inc., Class A(a)	7,244	1,648,227
Zendesk Inc.(a)	4,606	664,369
Zoom Video Communications Inc., Class A(a)	8,209	3,054,323
Zscaler Inc.(a)	2,907	580,528
		138,551,846
Specialty Retail — 2.2%
Aaron’s Co. Inc. (The)(a)	1,412	23,919
Advance Auto Parts Inc.	2,764	412,223
AutoNation Inc.(a)	2,357	168,007
AutoZone Inc.(a)	939	1,050,149
Best Buy Co. Inc.	9,280	1,009,850
Burlington Stores Inc.(a)(b)	2,642	657,594
CarMax Inc.(a)	6,543	770,635
Carvana Co.(a)	2,246	586,633
Dick’s Sporting Goods Inc.	2,711	181,664
Five Below Inc.(a)	2,256	396,447
Floor & Decor Holdings Inc., Class A(a)	4,207	387,338
Foot Locker Inc.	4,145	181,634
Gap Inc. (The)(a)	8,576	173,664
Home Depot Inc. (The)	43,338	11,736,797
L Brands Inc.	9,257	377,315
Lithia Motors Inc., Class A	1,015	323,460
Lowe’s Companies Inc.	29,495	4,921,241
Murphy USA Inc.	1,096	136,529
National Vision Holdings Inc.(a)	3,170	146,993
O’Reilly Automotive Inc.(a)	2,915	1,240,245
Penske Automotive Group Inc.	1,188	71,090
RH(a)(b)	625	297,100
Ross Stores Inc.	14,312	1,592,782
TJX Companies Inc. (The)	48,393	3,099,088
Tractor Supply Co.	4,664	661,075
Ulta Beauty Inc.(a)	2,255	630,859
Williams-Sonoma Inc.	3,067	395,398
		31,629,729

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	643,364	$84,898,314
Dell Technologies Inc., Class C(a)	9,505	692,820
Hewlett Packard Enterprise Co.	51,442	634,794
HP Inc.	55,056	1,340,063
NetApp Inc.	8,947	594,439
Pure Storage Inc., Class A(a)	9,775	226,096
Seagate Technology PLC	9,044	597,989
Western Digital Corp.	12,054	680,207
Xerox Holdings Corp.	6,881	144,707
		89,809,429
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,765	155,390
Columbia Sportswear Co.	1,191	104,165
Deckers Outdoor Corp.(a)	1,120	327,017
Hanesbrands Inc.	14,409	220,314
Levi Strauss & Co., Class A	2,623	51,699
Lululemon Athletica Inc.(a)	4,763	1,565,503
Nike Inc., Class B	50,512	6,747,898
PVH Corp.	2,804	239,069
Ralph Lauren Corp.	1,960	198,058
Skechers U.S.A. Inc., Class A(a)	5,455	188,088
Tapestry Inc.	11,169	353,164
Under Armour Inc., Class A(a)	7,612	133,210
Under Armour Inc., Class C, NVS(a)	7,843	117,410
VF Corp.	12,803	984,167
		11,385,152
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,502	188,319
MGIC Investment Corp.	13,217	154,903
New York Community Bancorp. Inc.	18,673	195,319
Radian Group Inc.	8,018	153,946
Rocket Companies Inc., Class A(a)(b)	4,081	87,170
TFS Financial Corp.	2,112	37,319
		816,976
Tobacco — 0.6%
Altria Group Inc.	75,001	3,081,041
Philip Morris International Inc.	62,680	4,992,462
		8,073,503
Trading Companies & Distributors — 0.2%
Air Lease Corp.	4,206	166,684
Applied Industrial Technologies Inc.	1,621	114,102
Fastenal Co.	23,060	1,051,305
MSC Industrial Direct Co. Inc., Class A	1,843	142,962
SiteOne Landscape Supply Inc.(a)	1,825	287,766
United Rentals Inc.(a)	2,928	711,533
Univar Solutions Inc.(a)	6,852	127,379
Watsco Inc.	1,340	319,577
WW Grainger Inc.	1,824	664,647
		3,585,955
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,049	84,732

Water Utilities — 0.1%
American Water Works Co. Inc.	7,303	1,161,323
Essential Utilities Inc.	9,066	419,756
		1,581,079
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	23,466	2,958,593

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	598	$18,646
		2,977,239
Total Common Stocks — 99.7%
(Cost: $724,566,799)		1,442,702,400

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	39,517,336	39,541,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,516,000	3,516,000
		43,057,046
Total Short-Term Investments — 3.0%
(Cost: $43,047,670)		43,057,046

Total Investments in Securities — 102.7%
(Cost: $767,614,469)		1,485,759,446

Other Assets, Less Liabilities — (2.7)%.		(38,363,097)

Net Assets — 100.0%		$1,447,396,349
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,108,982	$14,440,167	(a)	$—	$25,633	$(33,736)	$39,541,046	39,517,336	$79,006	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,196,000	1,320,000	(a)	—	—	—	3,516,000	3,516,000	1,839		—
BlackRock Inc.	2,504,176	864,946		(548,501)	173,606	1,003,656	3,997,883	5,701	66,545		—
					$199,239	$969,920	$47,054,929		$147,390		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	24	03/19/21	$4,446	$3,372

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,442,702,400	$—	$—	$1,442,702,400
Money Market Funds	43,057,046	—	—	43,057,046
	$1,485,759,446	$—	$—	$1,485,759,446
Derivative financial instruments(a)
Assets
Futures Contracts	$3,372	$—	$—	$3,372

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares